Leasing - Schedule of Amounts Recognized in Statements of Cash Flow (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amounts Recognized in Statements of Cash Flow [Abstract]
Amortization of the right for usage asset		₪ 380	₪ 320	₪ 425
Interest expense in respect of leasing	[1]	67	95	22
Repayment of principal in respect of leasing		₪ 469	₪ 352	₪ 467

[1]	See Note 9 above.